[Flag Investors logo omitted]

                                 EMERGING GROWTH
                                      FUND

                               Semi-Annual Report
                                 April 30, 2000

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:
     We are pleased to report performance results for the period ending April 30, 2000. For the six months ending April 30, 2000, the Flag Investors Emerging Growth Fund, Class A, produced a total return of 36.7% (excluding sales charges) as compared to 27.8% for the Russell 2000 Growth Index and 7.2% for the S&P 500. For the three months ending April 30, 2000, the Fund returned 7.4%, (excluding sales charges) as compared to -0.8% for the Russell 2000 Growth Index and 4.5% for the S&P 500 for the same period. More important are the longer-term results found in the table below.

ANNUALIZED RETURNS
ALL PERIODS ENDING APRIL 30, 2000

                                             6 Months+  1 Year   3 Years 5 Years
--------------------------------------------------------------------------------
  Flag Investors Emerging Growth Fund
   Class A Shares*                              36.73%   59.60%   27.06%  22.99%
--------------------------------------------------------------------------------
  Russell 2000 Growth Index                     27.78%   31.38%   22.02%  16.96%
--------------------------------------------------------------------------------
  Russell 2000 Index                            18.72%   18.42%   15.24%  15.28%
--------------------------------------------------------------------------------
  Nasdaq Industrials                            26.64%   42.33%   28.61%  21.19%
--------------------------------------------------------------------------------
  Lipper Small-Cap Growth                       37.55%   63.05%   32.28%  21.80%
--------------------------------------------------------------------------------
  S&P 500                                        7.19%   10.13%   23.69%  25.26%
--------------------------------------------------------------------------------
------------------
* PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The Fund's investment return and principal value will fluctuate so that upon redemption shares may be worth more or less than their original cost. Please refer to the Additional Performance Section of this report starting on page 5 for further information regarding performance. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. The Russell 2000 Index, Russell 2000 Growth Index, NASDAQ (OTC) Industrial Index and Standard & Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Growth Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Growth Fund Average, which are managed.

+ Cumulative.

     As we have discussed in the past, volatility is a hallmark for the emerging growth sector of the market. Over the past six months, the level of this volatility has become extreme indeed. Internet-related and bio-pharmaceutical stocks rose to historically high valuations in early March only to see large portions of their value eliminated by the market in just a few trading days. Day-to-day upward and downward moves of 10% or more have become the norm for such companies. Managing the Fund with a primary focus on long-term growth and solid company fundamentals has become both challenging and exciting: challenging because so many investors seem to have developed shorter and shorter investment time-horizons, exciting because the resulting volatility has created some excellent buying opportunities in very exciting companies.

--------------------------------------------------------------------------------

     Our continued focus on companies exhibiting high sustainable growth has created a diversified portfolio with an average earnings-per-share growth rate in excess of 35%. Over the short-term such a portfolio cannot escape the negative impact of a broad market decline. Longer term, however, if the Fund's holdings achieve our growth expectations, their valuations become compelling and they can appreciate faster than larger, slower growing companies. Thus, over the long-term a high rate of portfolio earnings growth typically overwhelms shorter-term market volatility.

     The current market concerns surrounding the Federal Reserve's interest rate increases, rising inflation and an economic slowdown have followed fast on the heels of February's technology euphoria. The subsequent market decline has been severe. It has not been selective and many rapidly growing companies with sustainable businesses have declined as much as the most speculative issues. Fund holdings falling into this category include QRS Corporation, RSA Security, Inc. and Sipex Corp. We view the recent price declines of several of these companies as buying opportunities, because of our confidence in their long-term growth prospects, even in the face of an economic slowdown. In fact, empirical evidence suggests that the current economic environment is favorable for our sector.

     While the Internet euphoria may have driven many stock prices to excessive valuations, on a case-by-case basis we are buying Internet-related companies with great business opportunities and the proven ability to execute. Recent portfolio additions fitting this description are Net Perceptions, Inc., Digital Insight Corp. and Latitude Communications, Inc. These companies have also been punished by the market along with high-flying early-stage Internet concepts that never deserved the valuations attributed to them.

     We also think that selectivity is the key in today's market and we continue to seek only the best companies as additions to the Fund. With all stocks recently under pressure, we have identified a number of opportunities to upgrade the Fund by selling holdings whose growth may have slowed or whose prospects are more fully discounted in the market. We re-deployed the proceeds in several new and exciting companies, with representation in the technology and consumer sectors, whose shares have declined just as much or even more than some of the speculative issues.

     Thus, as exciting as the market's dramatic upward moves in the closing months of 1999 and the early months of 2000 were, we think that the current, more uncertain environment is far better for the long-term investor. We are seeing greater opportunities than we have in a long time to invest in terrific companies at very attractive valuation levels.

     We are very excited about the Fund's potential when the current market volatility subsides and hope you share in our enthusiasm.

Sincerely yours,

/S/SIGNATURE Frederick L. Meserve, Jr.
Frederick L. Meserve,Jr.
Portfolio Manager

May 5, 2000

FIVE LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                                                      Percent of
Company                                                               Net Assets
--------------------------------------------------------------------------------

  O ASPECT DEVELOPMENT,INC. (ASDV)                                         10.5%

    Develops, markets and supports enterprise client/server software and reference data products that enable manufacturers to improve product development and business processes by enabling them to search for, organize and compare the design and other technical information of several thousand components.

  O ARTHROCARE CORP. (ARTC)                                                 7.2%

    Designs, develops, manufactures and markets medical devices for use in arthroscopic and orthopedic procedures. ArthroCare's Coblation technology enables surgeons to remove soft tissues from the body. Their products are used to perform closed joint surgery in knees and shoulders, cosmetic surgery and in ear, nose and throat surgery. The company recently announced an introduction into spinal surgery.

  O RSA SECURITY, INC. (RSAS)                                               6.6%

    Is the leading provider of enterprise network and information security solutions that help organizations conduct business securely, protect corporate information assets and facilitate business-to-business electronic commerce.

  O BROADVISION, INC. (BVSN)                                                6.1%

    Supplies application solutions for enterprise-class, personalized business in the Internet. The company's solutions enable companies to deploy and operate electronic business and knowledge management applications for the retail/distribution, financial services, high technology and telecommunications industries.

  O WIND RIVER SYSTEMS,INC. (WIND)                                          5.9%

    Develops,  markets,  supports,  and provides  consulting  services for advanced software operating systems and development tools. The company's services enable customers to create real-time software applications for embedded computers. Wind River's TORNADO product standardizes design across projects and shortens product development cycles. Wind River is the surviving company of a merger with Integrated Systems,Inc. which closed in February 2000.

FLAG INVESTORS EMERGING GROWTH FUND

GROWTH OF $100 SINCE DECEMBER 31, 1993*

[line graph omitted]
plot points as follows:

            FLAG EG        S&P 500      Russell 2000   R2000 Value  R2000 Growth
Dec-93          100           100            100            100            100
Jan-94      102.054         103.4        103.133        103.562        102.662
Feb-94      105.177       100.594        102.759        103.259         102.21
Mar-94      99.4247       96.2078        97.3463        98.6377        95.9315
Apr-94      96.3843       97.4412        97.9236        99.6074        96.0783
May-94      94.9048       99.0402        96.822         99.4649        93.9252
Jun-94       88.085       96.6128        93.5552        96.8838        89.9117
Jul-94      91.4542       99.7855        95.0932        98.6742         91.193
Aug-94      99.4244       103.877         100.39        102.555        97.8847
Sep-94      101.643       101.337         100.05        101.464        98.2949
Oct-94      105.998       103.614        99.6454         99.603        99.3417
Nov-94       101.89       99.8404        95.6187        95.5821        95.3223
Dec-94       105.03       101.321        98.1784        98.4505        97.5681
Jan-95      106.514       103.948        96.9384         97.974        95.5807
Feb-95      113.439       107.999        100.974        101.602        99.9975
Mar-95      115.583       111.186        102.705        102.097        102.918
Apr-95      112.533       114.461        104.987        105.133        104.466
May-95      114.264       119.036        106.792        107.387        105.835
Jun-95      126.631       121.801        112.332        111.057        113.128
Jul-95      132.814        125.84        118.802        115.109        121.945
Aug-95      138.338       126.156        121.26         118.529         123.45
Sep-95      146.087       131.479        123.426        120.299        125.992
Oct-95      140.894        131.01        117.906        115.494        119.794
Nov-95      143.641       136.761        122.86         120.084        125.082
Dec-95       144.25       139.395        126.101        123.804        127.854
Jan-96      140.683        144.14        125.964        124.625        126.795
Feb-96      153.211       145.476        129.891        126.577        132.577
Mar-96      153.733       146.877        132.534        129.234        135.198
Apr-96      171.135       149.042        139.621         132.76        145.577
May-96      178.878       152.886        145.123        136.121        153.042
Jun-96      172.441       153.469        139.164        134.514        143.098
Jul-96      151.211       146.688         127.01        127.363        125.628
Aug-96      163.391       149.782        134.384        132.889        134.929
Sep-96      175.311       158.212        139.636        136.517        141.877
Oct-96      166.524       162.575        137.484        138.101        135.757
Nov-96       171.92       174.864        143.148        145.532        139.532
Dec-96       170.51         171.4          146.9        150.256        142.253
Jan-97      182.957       182.109        149.835        152.565        145.806
Feb-97      168.485       183.537        146.202        154.013        137.001
Mar-97      153.827       175.996        139.301        149.886        127.329
Apr-97      154.365       186.503        139.691        152.089        125.852
May-97      183.232       197.857        155.225        164.195        144.767
Jun-97      192.815       206.721        161.884        172.503        149.675
Jul-97      197.423        223.17        169.411        179.749        157.338
Aug-97      205.656       210.668        173.291        182.607        162.059
Sep-97      223.116       222.206        185.976        194.75         174.991
Oct-97       209.64       214.784        177.811        189.453        164.474
Nov-97      208.277       224.727        176.656        191.537        160.559
Dec-97      205.798       228.585        179.747        198.03         161.523
Jan-98      203.699       231.113        176.907        194.445        159.375
Feb-98      224.232       247.781         189.98        206.209        173.447
Mar-98       240.87        260.47        197.808        214.582        180.732
Apr-98      235.932        263.09        198.896        215.633        181.835
May-98      209.508       258.565        188.175            208        168.633
Jun-98      213.887       269.068         188.57        206.835        170.353
Jul-98      189.846       266.189        173.296         190.64        156.129
Aug-98      147.168       227.704        139.642        160.785        120.094
Sep-98      164.564        242.29        150.576         169.87        132.272
Oct-98      181.399       261.998        156.716        174.913        139.171
Nov-98      192.718       277.878        164.927        179.648        149.967
Dec-98      219.506       293.889        175.132        185.282        163.537
Jan-99      209.716        306.18        177.462        181.076        170.896
Feb-99      189.268       296.663        163.087        168.709        152.952
Mar-99      190.877       308.533        165.631        167.325        158.397
Apr-99      198.493       320.482        180.472        182.602        172.384
May-99      200.855       312.916        183.107        188.208         172.66
Jun-99      214.453       330.283        191.383        195.021        181.759
Jul-99      204.074       319.971        186.14         190.399        176.143
Aug-99      201.972       318.371        179.252        183.449        169.555
Sep-99      215.383       309.648        179.288         179.78        172.827
Oct-99       231.45       329.249        180.023        176.185        177.252
Nov-99      258.275       335.933        190.771        177.101        195.987
Dec-99        327.7       355.719        212.366        182.538         230.54
Jan-00      295.159       337.862        208.947        177.755        228.396
Feb-00      428.335       331.476        243.444        188.616        281.543
Mar-00      352.434       363.895        227.401        189.503        251.953
Apr-00      316.873       352.941        213.711        190.621            229

---------

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURN. This chart represents the performance of the Fund's Class A Shares for the period beginning December 31, 1993 through April 30, 2000.Prior to November 1993 the Fund operated under a different portfolio management team, utilizing a different portfolio investment style. The average annual return of the Fund's Class A Shares ending 4/30/00 for the 1 year, 5 year, and 10 year time frames are 59.60%, 22.99%, and 14.26%, respectively. The performance listed assumes the reinvestment of dividends and capital gains and exclude the impact of any sales charges. Due to current market volatility, the Fund's performance may be less than the figures presented. Please review additional performance information on page 5.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula.

     The SEC standardized total return figures include the impact of the maximum 5.5% initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B Shares. The contingent deferred sales charge declines over time from a maximum of 5% to 0% after six years. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B Shares investors who continued to hold their shares past the end of the specified time period.

  Periods Ended 4/30/00     1 Year       5 Years    10 Years    Since Inception*
--------------------------------------------------------------------------------
  Class A Shares            50.82%       21.61%      13.62%              13.06%
--------------------------------------------------------------------------------
  Class B Shares            50.41%          --%         --%              16.09%
--------------------------------------------------------------------------------
  Institutional Shares      60.07%          --%         --%              19.59%
--------------------------------------------------------------------------------
  BIAT Shares               60.01%          --%         --%              23.95%
--------------------------------------------------------------------------------
---------
Past performance is not an indicator of future results. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

*Inception dates: Class A 6/15/88, Class B 6/20/96,  Institutional 11/2/95, BIAT
 5/9/97.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not.

     These figures include the reinvestment of dividends and capital gain distributions.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                           APRIL 30, 2000
(UNAUDITED)
                                                                      Percent of
  Shares                     Security                    Value        Net Assets
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------
AUTOMATED DESIGN -- 3.6%
  158,546       Synopsys, Inc.*                        $ 6,658,932          3.6%
                                                       -----------         ----
BUILDING & CONSTRUCTION -- 0.8%
   35,750       Trex Company, Inc.*                      1,436,703          0.8
                                                       -----------         ----
BUSINESS SERVICES -- 13.5%
  134,500       AHL Services, Inc.*                      1,302,969          0.7
   45,800       Ebenx Inc.*                                752,122          0.4
   32,900       Digital Insight Corp. *                  1,287,213          0.7
   86,350       Documentum, Inc.*                        5,094,650          2.8
  164,900       MemberWorks, Inc.*                       5,325,755          2.9
   62,400       Net Perceptions, Inc.*                   1,209,000          0.7
  199,600       QRS Corporation*                         6,586,800          3.6
   31,225       Sitel Corp.*                               214,672          0.1
  177,750       Wilmar Industries, Inc.*                 3,043,969          1.6
                                                       -----------         ----
                                                        24,817,150         13.5
                                                       -----------         ----
CAPITAL GOODS -- 12.9%
  176,500       Advanced Lighting Technologies, Inc.*    2,691,625          1.5
  281,300       Aspect Development, Inc.*               19,444,862         10.5
  183,150       Railworks Corp.*                         1,739,925          0.9
                                                       -----------         ----
                                                        23,876,412         12.9
                                                       -----------         ----
CONSUMER SERVICES -- 12.7%
  257,037       Apollo Group, Inc.-- Class A*            7,454,073          4.0
   66,400       Bright Horizons Family Solutions*        1,195,200          0.6
  263,912       O'Charleys, Inc.*                        3,348,383          1.8
  217,125       Papa John's International*               5,970,937          3.2
  107,300       Starbucks Corp.*                         3,244,148          1.8
  159,400       Sylvan Learning Systems, Inc.*           2,400,962          1.3
                                                       -----------         ----
                                                        23,613,703         12.7
                                                       -----------         ----
HEALTH CARE -- 7.4%
   48,450       Collagenex Pharmaceuticals, Inc.*          490,556          0.2
  221,637       Eclipsys Corp.*                          1,773,096          1.0
   30,800       Guilford Pharmaceuticals, Inc.*            535,150          0.3
   41,650       Incyte Pharmaceuticals, Inc.*            3,207,050          1.7
  291,050       Sunrise Assisted Living, Inc.*           4,584,037          2.5
  889,075       US Oncology, Inc.*                       3,056,195          1.7
                                                       -----------         ----
                                                        13,646,084          7.4
                                                       -----------         ----

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
                                                                      Percent of
 Shares                     Security                    Value         Net Assets
--------------------------------------------------------------------------------
HEALTH EQUIPMENT & SERVICES -- 7.6%
  131,350       ArthroCare Corp.*                     $ 13,381,281          7.2%
   38,850       Epix Medical Inc. *                        675,019          0.4
                                                      ------------         ----
                                                        14,056,300          7.6
                                                      ------------         ----
MEDIA/COMMUNICATIONS -- 2.1%
  128,700       Getty Images, Inc.*                      3,909,262          2.1
                                                      ------------         ----
SPECIALIZED MATERIALS -- 4.2%
  200,300       ATMI, Inc.*                              7,711,550          4.2
                                                      ------------         ----
TECHNOLOGY SOFTWARE/SERVICES -- 13.3%
  256,200       BroadVision, Inc.*                      11,256,788          6.1
   47,300       Novadigm, Inc.*                            647,419          0.4
  100,525       Transactions Systems Architects, Inc. -
                Class A*                                 1,639,814          0.9
  255,959       Wind River Systems, Inc.*               10,926,250          5.9
                                                      ------------         ----
                                                        24,470,271         13.3
                                                      ------------         ----
TECHNOLOGY SYSTEMS/SEMI CONDUCTORS -- 10.6%
   96,750       Astropower, Inc.*                        1,977,328          1.1
  207,000       RSA Security, Inc.*                     12,148,313          6.6
  233,700       Sipex Corp.*                             5,345,888          2.9
                                                      ------------         ----
                                                        19,471,529         10.6
                                                      ------------         ----
TELECOMMUNICATIONS -- 4.9%
   71,100       Latitude Communications,Inc.*            1,030,950          0.6
  228,925       Tekelec, Inc.*                           8,012,375          4.3
                                                      ------------         ----
                                                         9,043,325          4.9
                                                      ------------         ----
TRANSPORTATION -- 5.2%
   98,750       Atlantic Coast Airlines, Inc.*           2,950,156          1.6
  182,975       Forward Air Corp.*                       6,289,766          3.4
   61,075       Landair Corporation*                       274,838          0.2
                                                      ------------         ----
                                                         9,514,760          5.2
                                                     -------------        -----
TOTAL COMMON STOCK
      (Cost $101,798,165)                              182,225,981         98.8
                                                      ------------         ----

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)                              APRIL 30, 2000
(UNAUDITED)
                                                                      Percent of
    Par                      Security                    Value        Net Assets
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.1%
--------------------------------------------------------------------------------
   $3,897,000   Goldman Sachs & Co., 5.63%,
                   Dated 4/28/00, to be repurchased
                   for $3,898,828 on 5/1/00,
                   collateralized by U.S. Treasury
                   Bond, 5.63% due 2/28/01 with
                   a market value of $3,980,507.      $  3,897,000         2.1%
                                                      ------------       =====
TOTAL INVESTMENTS
   (Cost $105,695,164)                                 186,122,981       100.9%
LIABILITIES IN EXCESS OF OTHER ASSETS                   (1,609,134)       (0.9)%
                                                      ------------       =====
NET ASSETS -- 100.0%                                   184,513,847       100.0%
                                                      ============       =====
NET ASSET VALUE AND REDEMPTION PRICE PER:
       Class A Share
         ($90,805,441 / 2,800,002 shares outstanding)       $32.43
                                                            ======
       Class B Share
         ($6,321,108 / 201,578 shares outstanding)          $31.36**
                                                            ======
       Institutional Share
         ($6,699,523 / 204,753 shares outstanding)          $32.72
                                                            ======
       BIAT Share
         ($80,687,775 / 2,464,130 shares outstanding)       $32.74
                                                            ======
MAXIMUM OFFERING PRICE PER:
       Class A Share
         ($32.43 / 0.945)                                   $34.32
                                                            ======
       Class B Share                                        $31.36
                                                            ======
       Institutional Share                                  $32.72
                                                            ======
       BIAT Share                                           $32.74
                                                            ======
------------
  * Non-income producing security.
 ** Redemption value is $29.79 following a 5% maximum contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
                                                                    For the Six
                                                                    Months Ended
                                                                       April 30,
--------------------------------------------------------------------------------
                                                                         2000(1)
--------------------------------------------------------------------------------
Investment Income:
   Dividends ...................................................  $       6,155
   Interest ....................................................        209,000
                                                                  -------------
            Total investment income ............................        215,155
                                                                  -------------
Expenses:
   Investment advisory fees ....................................        820,665
   Distribution fees ...........................................        145,739
   Professional fees ...........................................         66,245
   Transfer agent fees .........................................         48,430
   Accounting fees .............................................         34,393
   Custodian fees ..............................................         25,360
   Registration fees ...........................................         23,299
   Printing and Postage ........................................         17,450
   Directors' fees .............................................          2,916
   Miscellaneous ...............................................          3,525
                                                                  -------------
         Total expenses ........................................      1,188,022
                                                                  -------------
Expenses in excess of investment income ........................       (972,867)
                                                                  -------------
Realized and unrealized gain on investments:
   Net realized gain from security transactions ................     18,506,539
   Change in unrealized appreciation/depreciation of investments     34,601,613
                                                                  -------------
   Net gain on investments .....................................     53,108,152
                                                                  -------------
Net increase in net assets resulting from operations ...........  $  52,135,285
                                                                  =============
--------------
1 Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                      For the Six      For the
                                                     Months Ended    Year Ended
                                                       April 30,     October 31,
--------------------------------------------------------------------------------
                                                       2000(1)          1999
Increase/(Decrease) in Net Assets:
Operations:
   Expenses in excess of investment income .......  $   (972,867)  $ (1,502,607)
   Net realized gain from security
      transactions ...............................    18,506,539      6,595,357
   Change in unrealized appreciation/
      (depreciation) of investments ..............    34,601,613     28,398,384
                                                    ------------   ------------
   Net increase in net assets resulting
      from operations ............................    52,135,285     33,491,134
                                                    ------------   ------------
Dividends to Shareholders from:
   Net realized short-term gains:
      Class A Shares .............................    (1,000,134)            --
      Class B Shares .............................       (56,275)            --
      Institutional Shares .......................      (111,186)            --
      BIAT Shares ................................      (934,598)            --
   Net realized long-term gains:
      Class A Shares .............................    (1,111,273)            --
      Class B Shares .............................       (62,527)            --
      Institutional Shares .......................      (123,540)            --
      BIAT Shares ................................    (1,038,442)            --
                                                    ------------   ------------
   Total distributions ...........................    (4,437,975)            --
                                                    ------------   ------------
     Capital Share Transactions:
   Proceeds from sale of shares ..................    17,980,876     62,295,373
   Value of shares issued in
      reinvestment of dividends ..................     4,247,011             --
   Cost of shares repurchased ....................   (31,908,756)   (72,562,378)
                                                    ------------   ------------
   Decrease in net assets derived from
      capital share transactions .................    (9,680,869)   (10,267,005)
                                                    ------------   ------------
   Total increase in net assets ..................    38,016,441     23,224,129
Net Assets:
   Beginning of period ...........................   146,497,406    123,273,277
                                                    ------------   ------------
   End of period including accumulated expenses
      in excess of investment income of $6,233
      for the year ended October 31, 1999 ........  $184,513,847   $146,497,406
                                                    ============   ============
-------------
(1) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                   For the Six
                                                                  Months Ended
                                                                    April 30,
--------------------------------------------------------------------------------
                                                                      2000(3)

--------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period ......................  $   24.36
Income from Investment Operations:
   Expenses in excess of investment income .....................      (0.46)
   Net realized and unrealized gain/(loss) on investments ......       9.29
                                                                  ---------
   Total from Investment Operations ............................       8.83
Less Distributions:
   Distributions from net realized short-term gains ............      (0.36)
      Distributions from net realized long-term gains ..........      (0.40)
                                                                  ---------
   Total distributions .........................................      (0.76)
                                                                  ---------
   Net asset value end of period ...............................  $   32.43
                                                                  =========
Total Return(1) ................................................      36.73
     Ratios to Average Daily Net Assets:
   Expenses ....................................................       1.38%(4)
   Expenses in excess of investment income .....................      (0.86)%(4)
Supplemental Data:
   Net assets at end of period (000) ...........................  $  90,805
   Portfolio turnover rate .....................................         19%
-----------------
(1) Total return excludes the effect of sales charge.
(2) Calculated based on average shares.
(3) Unaudited.
(4) Annualized.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                                           For the Years Ended October 31,
-------------------------------------------------------------------------------------------------------------------------
                                                               1999        1998         1997          1996        1995
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period .................  $ 19.08    $  23.17     $  19.14      $  17.09     $  12.90
Income from Investment Operations:
   Expenses in excess of investment income ................    (0.28)      (0.22)(2)    (0.18)        (0.15)       (0.09)
   Net realized and unrealized gain/(loss) on investments .     5.56       (2.82)        4.95          3.10         4.32
                                                             -------    --------     --------      --------     --------
   Total from Investment Operations .......................     5.28       (3.04)        4.77          2.95         4.23
Less Distributions:
   Distributions from net realized short-term gains .......       --       (0.21)       (0.21)        (0.30)       --
      Distributions from net realized long-term gains .....       --       (0.84)       (0.53)        (0.60)       (0.04)
                                                             -------    --------     --------      --------     --------
   Total distributions ....................................       --       (1.05)       (0.74)        (0.90)       (0.04)
                                                             -------    --------     --------      --------     --------
   Net asset value end of period ..........................  $ 24.36    $  19.08     $  23.17      $  19.14     $  17.09
                                                             =======    ========     ========      ========     ========
Total Return(1) ...........................................    27.67%     (13.48)%      25.93%        18.19%       32.92%
     Ratios to Average Daily Net Assets:
   Expenses ...............................................     1.40%       1.41%        1.44%         1.50%        1.50%
   Expenses in excess of investment income ................    (1.19)%     (1.03)%      (0.97)%       (0.83)%      (0.64)%
Supplemental Data:
   Net assets at end of period (000) ......................  $70,236     $65,247      $71,123       $45,325      $38,127
   Portfolio turnover rate ................................       38%         23%          42%           24%          39%
----------------------

(1) Total return excludes the effect of sales charge.
(2) Calculated based on average shares.
(3) Unaudited.
(4) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                 For the Six
                                                                Months Ended
                                                                  April 30,
--------------------------------------------------------------------------------
                                                                   2000(5)
Per Share Operating Performance:
   Net asset value at beginning of period .......................  $ 23.67
Income from Investment Operations:
   Expenses in excess of investment income ......................    (0.40)
   Net realized and unrealized gain/(loss) on investments
   Total from Investment Operations .............................     8.45
                                                                   -------
Less Distributions:
   Distributions from net realized short-term gains .............    (0.36
   Distributions from net realized long-term gains ..............    (0.40)
                                                                   -------
   Total distributions ..........................................    (0.76)
                                                                   -------
   Net asset value at end of period .............................  $ 31.36
                                                                   -------
Total Return(3) .................................................    36.18%
Ratios to Average Daily Net Assets:
   Expenses .....................................................     1.94%(4)
   Expenses in excess of investment
   income .......................................................    (0.84)%(4)
Supplemental Data:
   Net assets at end of period (000) ............................ $  6,321
   Portfolio turnover rate ......................................       19%
----------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Total return excludes the effect of sales charge.
(4) Annualized.
(5) Unaudited.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                For the Period
                                                                                               June 20, 1996(1)
                                                                                                   through
                                                              For the Years Ended October 31,     October 31,
---------------------------------------------------------------------------------------------------------------
                                                               1999        1998         1997         1996
---------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period .................  $ 18.69     $ 22.88      $ 19.10       $ 19.22
                                                             -------     -------      -------       -------
Income from Investment Operations:
   Expenses in excess of investment income ................    (0.55)      (0.37)(2)    (0.18)        (0.12)
   Net realized and unrealized gain/(loss) on investments .     5.53       (2.77)        4.70         --
                                                             -------     -------      -------       -------
   Total from Investment Operations .......................     4.98       (3.14)        4.52         (0.12)
                                                             -------     -------      -------       -------
     Less Distributions:
   Distributions from net realized short-term gains .......       --       (0.21)       (0.21)           --
   Distributions from net realized long-term gains ........       --       (0.84)       (0.53)           --
                                                             -------     -------      -------       -------
   Total distributions ....................................       --       (1.05)       (0.74)           --
                                                             -------     -------      -------       -------
   Net asset value at end of period .......................  $ 23.67     $ 18.69      $ 22.88       $ 19.10
                                                             =======     =======      =======       =======
Total Return(3) ...........................................    26.65%     (14.11)%      24.69%        (0.62)%
Ratios to Average Daily Net Assets:
   Expenses ...............................................     2.15%       2.16%        2.19%         2.25%(4)
   Expenses in excess of investment
   income .................................................    (1.94)%     (1.77)%      (1.73)%       (1.67)%(4)
Supplemental Data:
   Net assets at end of period (000) ...................... $  3,662     $ 5,155      $ 5,719       $   772
   Portfolio turnover rate ................................       38%         23%          42%           24%

-------------

(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Total return excludes the effect of sales charge.
(4) Annualized.
(5) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                   For the Six
                                                                  Months Ended
                                                                    April 30,
--------------------------------------------------------------------------------
                                                                    2000(4)
Per Share Operating Performance:
   Net asset value at beginning of period ........................  $ 24.54
                                                                    -------
Income from Investment Operations:
   Expenses in excess of investment income .......................    (0.77)
   Net realized and unrealized gain/(loss) on investments ........     9.71
                                                                    -------
   Total from Investment Operations ..............................     8.94
                                                                    -------
Less Distributions:
   Distributions from net realized short-term gains ..............    (0.36)
   Distributions from net realized long-term gains ...............    (0.40)
                                                                    -------
   Total distributions ...........................................    (0.76)
                                                                    -------
   Net asset value at end of period ..............................  $ 32.72
                                                                    =======
Total Return .....................................................    36.92%
Ratios to Average Daily Net Assets:
   Expenses ......................................................     1.19%(3)
   Expenses in excess of investment income .......................    (0.86)%(3)
Supplemental Data:
   Net assets at end of period (000) .............................  $ 6,700
   Portfolio turnover rate .......................................       19%

-----------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
(4) Unaudited.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                           For the Period
                                                                                                          November 2, 1995(1)
                                                                                                               through
                                                                    For the Years Ended October 31,          October 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                 1999            1998           1997             1996
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period ...................  $ 19.17         $ 23.25        $  19.15         $  17.45
                                                               -------         -------        --------         --------
Income from Investment Operations:
   Expenses in excess of investment income ..................    (0.21)          (0.17)2         (0.26)           (0.12)
   Net realized and unrealized gain/(loss) on investments ...     5.58           (2.86)           5.10             2.72
                                                               -------         -------        --------         --------
   Total from Investment Operations .........................     5.37           (3.03)           4.84             2.60
                                                               -------         -------        --------         --------
     Less Distributions:
   Distributions from net realized short-term gains .........       --           (0.21)          (0.21)           (0.30)
   Distributions from net realized long-term gains ..........       --           (0.84)          (0.53)           (0.60)
                                                               -------         -------        --------         --------
   Total distributions ......................................       --           (1.05)          (0.74)           (0.90)
                                                               -------         -------        --------         --------
   Net asset value at end of period .........................  $ 24.54         $ 19.17        $  23.25         $  19.15
                                                               =======         =======        ========         =========
     Total Return ...........................................    28.01%         (13.39)%         26.36%           16.48%
Ratios to Average Daily Net Assets:
   Expenses .................................................     1.15%           1.16%           1.19%            1.25%(3)
   Expenses in excess of investment income ..................    (0.94)%         (0.76)%         (0.74)%          (0.61)%(3)
Supplemental Data:
   Net assets at end of period (000) ........................   $7,578          $6,243         $13,068          $19,751
   Portfolio turnover rate ..................................       38%             23%             42%              24%

-----------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
(4) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- BIAT SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              For the Period
                                     For the Six               For the         May 9, 19971
                                    Months Ended             Years Ended          through
                                      April 30,              October 31,        October 31,
--------------------------------------------------------------------------------------------------
                                            2000(4)       1999         1998         1997
Per Share Operating Performance:
   Net asset value at beginning
      of period .........................  $ 24.56      $ 19.19      $ 23.24      $ 18.64
                                           -------      -------      -------      -------
Income from Investment Operations:
   Expenses in excess of investment
   income ...............................    (0.22)       (0.21)       (0.17)(2)    (0.06)
   Net realized and unrealized
      gain/(loss) on investments ........     9.16         5.58        (2.83)        4.66
                                           -------      -------      -------      -------
      Total from Investment Operations ..     8.94         5.37        (3.00)        4.60
                                           -------      -------      -------      -------
Less Distributions:
   Distributions from net realized
      short-term gains ..................    (0.36)          --        (0.21)          --
   Distributions from net realized
      long-term gains ...................    (0.40)          --        (0.84)          --
                                           -------      -------      -------      -------
   Total distributions ..................    (0.76)          --        (1.05)          --
                                           -------      -------      -------      -------
   Net asset value at end of period .....  $ 32.74      $ 24.56      $ 19.19      $ 23.24
                                           =======      =======      =======      =======
Total Return ............................    36.89%       27.98%      (13.26)%      24.68%
Ratios to Average Daily Net Assets:
   Expenses .............................     1.16%(3)     1.15%        1.16%        1.19%(3)
   Expenses in excess of investment
    income ..............................    (0.86)%(3)   (0.94)%      (0.80)%      (0.69)%(3)
Supplemental Data:
Net assets at end of period (000) .......  $80,688      $65,021      $46,628      $35,653
   Portfolio turnover rate ..............       19%          38%          23%          42%

------------

(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.
(4) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- Significant Accounting Policies

     Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and began operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     The Fund consists of four share classes: Class A Shares, which began operations June 15, 1988; Institutional Shares, which began operations November 2, 1995; Class B Shares, which began operations June 20, 1996; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997.

     The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and BIAT Shares have neither a front-end sales charge, a contingent deferred sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the year. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

   A. SECURITY VALUATION -- The Fund values a portfolio security that is primarily traded on a national exchange, or the NASDAQ National Market, by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At April 30, 2000 there were no Board Valued Securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

   B. REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker

     FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     NOTE 1 -- concluded

      agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

   C. FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from accounting principles generally accepted in the United States. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

           The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income or excise taxes.

   D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICCC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's investment advisor and Brown Investment Advisory & Trust (BIAT) is the Fund's sub-advisor. As compensation for its advisory services the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its subadvisory services, ICCC pays BIAT an annual fee equal to 0.55% of the Fund's average daily net assets. For the six months ended April 30, 2000, ICCC's advisory fee was $820,665, of which $128,878 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisors.

     FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------


NOTE 2 -- concluded

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. For the six months ended April 30, 2000, ICCC's fee was $34,393, of which $5,553 was payable at the end of the period.

     ICCC also provides transfer agency services for the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the six months ended April 30, 2000, ICCC's fee was $48,430, of which $20,967 was payable at the end of the period.

     Bankers Trust Company, an affiliate of the advisor, is the Fund's custodian. For the six months ended April 30, 2000, Banker's Trust's fee was $25,360 of which $29,035 was payable at the end of the period.

     ICC Distributors, Inc. ("ICC Distributors") a member of the Forum Financial Group of Companies, provides distribution services to the Fund for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1 that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. For the six months ended April 30, 2000, ICC Distributors fee was $145,739, of which $23,930 was payable at the end of the period.

     The Fund participates along with other Flag Investors Funds in a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended April 30, 2000 was $2,916, and the accrued liability was $3,482.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- Capital Share Transactions

     The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 15 million Class C, 5 million Institutional, 5 million BIAT and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                   Class A Shares
                                        ------------------------------------
                                             For the            For the
                                         Six Months Ended      Year Ended
                                          April 30, 2000(1)   Oct. 31, 1999
                                         ------------------   -------------
   Shares sold ...........................      321,274          1,515,812
   Shares issued to shareholders on
      reinvestment of dividends ..........       70,927                 --
   Shares redeemed .......................     (475,816)        (2,051,847)
                                            -----------       ------------
   Net decrease in shares outstanding ....      (83,615)          (536,035)
                                            ===========       ============
   Proceeds from sale of shares ..........  $12,395,133        $31,943,780
   Value of reinvested dividends .........    1,990,933                 --
   Cost of shares redeemed ...............  (15,696,509)       (43,621,960)
                                            -----------       ------------
   Net decrease from capital share
      transactions .......................  $(1,310,443)      $(11,678,180)
                                            ===========       ============

                                                    Class B Shares
                                        -------------------------------------
                                             For the              For the
                                         Six Months Ended       Year Ended
                                         April 30, 2000(1)     Oct. 31, 1999
                                        ------------------    ---------------
   Shares sold ...........................      113,985             20,443
   Shares issued to shareholders on
      reinvestment of dividends ..........        3,893                --
   Shares redeemed .......................      (71,003)          (141,506)
                                            -----------       ------------
   Net increase/(decrease) in shares
      outstanding ........................       46,875           (121,063)
                                            ===========       ============
   Proceeds from sale of shares ..........  $ 4,292,255       $    408,881
   Value of reinvested dividends .........      106,032                 --
   Cost of shares redeemed ...............   (2,677,102)        (2,902,871)
                                            -----------       ------------
   Net increase/(decrease) from capital
      share transactions .................  $(1,721,185)      $ (2,493,990)
                                            ===========       ============

------------
(1) Unaudited.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTE 3 -- concluded

                                              Institutional Shares
                                        ------------------------------------
                                             For the             For the
                                         Six Months Ended      Year Ended
                                         April 30, 2000(1)   Oct. 31, 1999
                                        ------------------  ---------------
   Shares sold ...........................       13,421            569,819
   Shares issued to shareholders on
      reinvestment of dividends ..........        7,771                 --
   Shares redeemed .......................     (125,289)          (586,592)
                                            -----------       ------------
   Net decrease in shares outstanding ....     (104,097)           (16,773)
                                            ===========       ============
   Proceeds from sale of shares ..........  $   550,831       $ 12,357,525
   Value of reinvested dividends .........      219,845                 --
   Cost of shares redeemed ...............   (4,232,930)       (12,773,882)
                                            -----------       ------------
   Net decrease from capital share
      transactions .......................  $(3,462,254)      $   (416,357)
                                            ===========       ============

                                                   BIAT Shares
                                      ------------------------------------------
                                             For the          For the
                                         Six Months Ended   Year Ended
                                          April 30, 20001  Oct. 31, 1999
                                        --------------------------------
   Shares sold ...........................       21,037            840,979
   Shares issued to shareholders on
      reinvestment of dividends ..........       68,181                 --
   Shares redeemed .......................     (272,855)          (623,346)
                                            -----------       ------------
   Net increase/(decrease) in shares
      outstanding ........................     (183,637)           217,633
                                            ===========       ============
   Proceeds from sale of shares ..........  $   742,657       $ 17,585,187
   Value of reinvested dividends .........    1,930,201                 --
   Cost of shares redeemed ...............   (9,302,212)       (13,263,665)
                                            -----------       ------------
   Net increase/(decrease) from capital
     share transactions ..................  $(6,629,354)      $  4,321,522
                                            ===========       ============

--------------------------------------------------------------------------------
1 Unaudited.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4 -- Investment Transactions

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $34,952,621 and sales of investment securities aggregated $53,905,376 for the six months ended April 30, 2000.

     On April 30, 2000, aggregate net unrealized  appreciation over tax cost for
portfolio   securities  was  $80,427,817,   of  which  $95,620,967   related  to
appreciated securities and $15,193,150 related to depreciated securities.

NOTE 5 -- Net Assets

     On April 30, 2000, net assets consisted of:

Paid-in capital

   Class A Shares ..............................................  $ 35,162,322
   Class B Shares ..............................................     5,023,411
   Institutional Shares ........................................      (153,337)
   BIAT Shares .................................................    47,993,581
Accumulated net realized gain from security transactions .......    17,039,153
Unrealized appreciation of investments .........................    80,427,817
Accumulated expenses in excess of investment income ............      (979,100)
                                                                  ------------
                                                                  $184,513,847
                                                                  ============

NOTE 6 -- Risks of Investing in Small and Emerging Growth Companies

     There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

FLAG INVESTORS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                TRUMAN T. SEMANS
                                    CHAIRMAN

                   RICHARD R. BURT                 ROBERT H. WADSWORTH
                      DIRECTOR                          DIRECTOR

                   RICHARD T. HALE                 CARL W. VOGT, ESQ.
                      DIRECTOR                          PRESIDENT

                 JOSEPH R. HARDIMAN                 CHARLES A. RIZZO
                      DIRECTOR                          TREASURER

                    LOUIS E. LEVY                     AMY M. OLMERT
                      DIRECTOR                          SECRETARY

                 EUGENE J. MCDONALD                 DANIEL O. HIRSCH
                      DIRECTOR                     ASSISTANT SECRETARY

                  REBECCA W. RIMEL
                      DIRECTOR

INVESTMENT OBJECTIVE

An open-end mutual fund seeking long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     ----------------------------------------------------------------------
           This  report  is  prepared  for  the  general   information   of
     shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.
           For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
     ----------------------------------------------------------------------

                       [Flag Investors logo omitted]

                              DOMESTIC EQUITY
                            Communications Fund
                            Emerging Growth Fund
                            Equity Partners Fund
                        Real Estate Securities Fund
                                Top 50 U.S.
                             Value Builder Fund

                            INTERNATIONAL EQUITY
                           European Mid-Cap Fund
                         International Equity Fund
                            Japanese Equity Fund
                                Top 50 Asia
                               Top 50 Europe
                                Top 50 World

                                FIXED INCOME
                       Managed Municipal Fund Shares
                       Short-Intermediate Income Fund
                   Total Return U.S. Treasury Fund Shares

                                MONEY MARKET
                         Cash Reserve Prime Shares

                                P.O. Box 515
                         Baltimore, Maryland 21203
                                800-767-FLAG
                           WWW.FLAGINVESTORS.COM

                              Distributed by:
                           ICC DISTRIBUTORS, INC.
                                                                      EGSA(6/00)